Consolidated portfolio of investments—March 31, 2022 (unaudited)

	Yield	Shares	Value
Short-term investments: 85.27%
Investment companies: 38.00%
Allspring Government Money Market Fund Select Class ♠∞*	0.18%	20,391,075	$20,391,075

			Maturity date	Principal
U.S. Treasury securities: 47.27%
U.S. Treasury Bill ☼#		0.26	6-30-2022	$10,500,000	10,486,579
U.S. Treasury Bill ☼		0.27	7-14-2022	14,900,000	14,873,851
					25,360,430
Total Short-term investments (Cost $45,772,408)					45,751,505
Total investments in securities (Cost $45,772,408)	85.27%				45,751,505
Other assets and liabilities, net	14.73				7,904,415
Total net assets	100.00%				$53,655,920

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
*	A portion of the holding represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$19,278,685	$124,946,864	$(123,834,474)	$0	$0	$20,391,075	20,391,075	$6,848
Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
36,862,000 CZK	1,604,056 USD	Goldman Sachs International	4-20-2022	$63,322	$0
3,357,000 EUR	3,703,808 USD	Goldman Sachs International	4-20-2022	11,586	0
14,760,000 BRL	2,893,664 USD	Goldman Sachs International	4-20-2022	192,372	0
225,349,000 INR	2,935,378 USD	Goldman Sachs International	4-20-2022	33,740	0
5,329,000 GBP	7,000,031 USD	Goldman Sachs International	4-20-2022	0	(390)
2,006,583,000 CLP	2,477,171 USD	Goldman Sachs International	4-20-2022	65,948	0
60,723,000 MXN	2,882,503 USD	Goldman Sachs International	4-20-2022	161,923	0
499,498,000 JPY	4,310,848 USD	Goldman Sachs International	4-20-2022	0	(206,696)
25,724,603,000 IDR	1,802,200 USD	Goldman Sachs International	4-20-2022	0	(12,254)
39,408,000 ZAR	2,608,625 USD	Goldman Sachs International	4-20-2022	82,763	0
2,805,000 AUD	2,104,984 USD	Goldman Sachs International	4-20-2022	0	(5,617)
358,392,000 KRW	295,911 USD	Goldman Sachs International	4-20-2022	0	(316)
See accompanying consolidated notes to portfolio of investments

Allspring Alternative Risk Premia Fund  |  1

Consolidated portfolio of investments—March 31, 2022 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
700,000 PLN	166,283 USD	Goldman Sachs International	4-20-2022	$70	$0
2,904,000 SEK	312,645 USD	Goldman Sachs International	4-20-2022	0	(3,700)
1,330,000 CAD	1,061,971 USD	Goldman Sachs International	4-20-2022	1,813	0
59,518,000 HUF	179,132 USD	Goldman Sachs International	4-20-2022	0	(303)
812,000 NZD	561,867 USD	Goldman Sachs International	4-20-2022	768	0
1,671,000 CHF	1,795,078 USD	Goldman Sachs International	4-20-2022	14,222	0
15,101,000 NOK	1,743,224 USD	Goldman Sachs International	4-20-2022	0	(28,288)
723,453 USD	3,150,000 PLN	Goldman Sachs International	4-20-2022	0	(25,136)
2,454,731 USD	3,576,000 NZD	Goldman Sachs International	4-20-2022	0	(23,077)
9,312,104 USD	8,628,000 CHF	Goldman Sachs International	4-20-2022	0	(29,993)
1,441,133 USD	1,768,457,000 KRW	Goldman Sachs International	4-20-2022	0	(17,454)
7,565,498 USD	67,765,000 NOK	Goldman Sachs International	4-20-2022	0	(130,192)
4,679,268 USD	5,975,000 CAD	Goldman Sachs International	4-20-2022	0	(99,762)
1,320,664 USD	12,738,000 SEK	Goldman Sachs International	4-20-2022	0	(34,480)
8,880,009 USD	12,063,000 AUD	Goldman Sachs International	4-20-2022	0	(148,394)
805,279 USD	279,374,000 HUF	Goldman Sachs International	4-20-2022	0	(34,132)
573,232 USD	70,321,000 JPY	Goldman Sachs International	4-20-2022	0	(4,564)
657,191 USD	9,585,000 ZAR	Goldman Sachs International	4-20-2022	2,579	0
354,025 USD	5,085,919,000 IDR	Goldman Sachs International	4-20-2022	141	0
717,910 USD	646,000 EUR	Goldman Sachs International	4-20-2022	2,943	0
592,977 USD	44,985,000 INR	Goldman Sachs International	4-20-2022	270	0
356,688 USD	7,891,000 CZK	Goldman Sachs International	4-20-2022	0	(246)
1,329,031 USD	1,012,000 GBP	Goldman Sachs International	4-20-2022	0	(230)
626,959 USD	12,580,000 MXN	Goldman Sachs International	4-20-2022	0	(3,755)
813,464 USD	3,886,000 BRL	Goldman Sachs International	4-20-2022	975	0
588,372 USD	459,354,000 CLP	Goldman Sachs International	4-20-2022	6,193	0
				$641,628	$(808,979)
See accompanying consolidated notes to portfolio of investments

2  |  Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—March 31, 2022 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
CAC 40 Index	8	4-14-2022	$560,637	$589,189	$28,552	$0
WTI Crude Futures**	7	4-20-2022	723,269	701,960	0	(21,309)
Natural Gas Futures**	13	4-27-2022	615,093	733,460	118,367	0
Brent Crude Futures**	7	4-29-2022	765,538	732,970	0	(32,568)
NY Harbor Ultra-Low Sulfur Diesel Futures**	6	4-29-2022	803,236	846,947	43,711	0
Sugar #11 World Futures**	20	4-29-2022	396,110	436,576	40,466	0
Cotton #2 Futures**	22	5-6-2022	1,351,788	1,492,590	140,802	0
Low Sugar Gas Oil Futures**	8	5-12-2022	756,021	806,400	50,379	0
Wheat Futures**	10	5-13-2022	389,412	503,000	113,588	0
London Metal Exchange Aluminium Futures**	5	5-16-2022	446,473	435,889	0	(10,584)
London Metal Exchange Copper Futures**	1	5-16-2022	258,442	259,363	921	0
London Metal Exchange Nickel Futures**	9	5-16-2022	1,407,702	1,733,130	325,428	0
London Metal Exchange Zinc Futures**	2	5-16-2022	194,579	210,125	15,546	0
Euro-Bund Futures	102	6-8-2022	18,783,125	17,902,794	0	(880,331)
10-Year Japanese Treasury Bonds	14	6-13-2022	17,345,432	17,215,377	0	(130,055)
10-Year Australian Treasury Bonds	294	6-15-2022	29,143,020	27,883,501	0	(1,259,519)
S&P/TSX 60 Index	3	6-16-2022	620,546	632,132	11,586	0
SPI 200 Index	5	6-16-2022	660,013	699,567	39,554	0
FTSE 100 Index	7	6-17-2022	656,163	688,379	32,216	0
Live Cattle Futures**	5	6-30-2022	274,549	274,250	0	(299)
Short
Lean Hogs Futures**	(4)	4-14-2022	(168,025)	(162,800)	5,225	0
Gasoline RBOB Futures**	(3)	4-29-2022	(398,153)	(397,013)	1,140	0
Cocoa Futures**	(56)	5-13-2022	(1,446,444)	(1,484,000)	0	(37,556)
KC Hard Red Winter Wheat Futures**	(11)	5-13-2022	(442,021)	(566,363)	0	(124,342)
Soybean Meal Futures**	(23)	5-13-2022	(1,034,679)	(1,075,250)	0	(40,571)
Soybean Oil Futures**	(34)	5-13-2022	(1,355,128)	(1,426,776)	0	(71,648)
London Metal Exchange Aluminium Futures**	(1)	5-16-2022	(85,895)	(87,178)	0	(1,283)
London Metal Exchange Copper Futures**	(4)	5-16-2022	(1,015,431)	(1,037,450)	0	(22,019)
London Metal Exchange Lead Futures**	(3)	5-16-2022	(180,248)	(181,650)	0	(1,402)
London Metal Exchange Nickel Futures**	(3)	5-16-2022	(574,186)	(577,710)	0	(3,524)
London Metal Exchange Zinc Futures**	(1)	5-16-2022	(100,883)	(105,063)	0	(4,180)
Coffee C Futures**	(6)	5-18-2022	(534,014)	(509,400)	24,614	0
Silver Futures**	(2)	5-26-2022	(230,633)	(251,330)	0	(20,697)
TOPIX Index	(5)	6-9-2022	(762,484)	(799,450)	0	(36,966)
DAX Futures Index	(2)	6-17-2022	(770,607)	(798,325)	0	(27,718)
E-Mini Nasdaq 100 Index	(2)	6-17-2022	(531,529)	(594,750)	0	(63,221)
E-Mini Russell 2000 Index	(5)	6-17-2022	(493,355)	(516,600)	0	(23,245)
E-Mini S&P 500 Index	(3)	6-17-2022	(652,432)	(679,613)	0	(27,181)
Euro STOXX 50 Futures	(14)	6-17-2022	(560,037)	(592,087)	0	(32,050)
MSCI Emerging Markets Index	(10)	6-17-2022	(518,023)	(562,750)	0	(44,727)
10-Year Canadian Treasury Bonds	(162)	6-21-2022	(17,715,757)	(16,918,546)	797,211	0
10-Year U.S. Treasury Notes	(178)	6-21-2022	(22,694,530)	(21,871,750)	822,780	0
Gold 100 Ounces Futures**	(8)	6-28-2022	(1,543,893)	(1,563,200)	0	(19,307)
Long Gilt Bonds	(172)	6-28-2022	(27,824,575)	(27,391,644)	432,931	0
					$3,045,017	$(2,936,302)

**	Represents an investment held in Alt Risk Premia Special Investments (Cayman) Ltd., the consolidated entity.
See accompanying consolidated notes to portfolio of investments

Allspring Alternative Risk Premia Fund  |  3

Consolidated portfolio of investments—March 31, 2022 (unaudited)

OTC swap contracts
Reference asset/index	Counterparty	Payment frequency	Maturity date	Notional amount	Value	Unrealized gains	Unrealized losses
Synthetic total return swap†	Goldman Sachs International	Monthly	2-1-2024	$5,035,125	$4,890,108	$0	$(145,017)

†	The Fund receives or pays the difference between the total return on a portfolio of long and short positions underlying the total return swap and the return on a specified benchmark (either the Federal Funds Effective Rate or the One Month LIBOR), plus or minus a spread in a typical range of 20-75 basis points (bps; 100 bps equal 1.00%). The spread is determined based upon the country and/or currency of the individual underlying positions. Certain short positions may be subject to higher market rates.
The following table represents components of the synthetic total return swap basket as of the end of the period which are in excess of 1% of the notional value of the synthetic total return swap basket.
Reference asset	Shares	Value	% of swap basket value
Long positions
Common stocks
Communication services
Diversified telecommunication services
IDT Corporation Class B	1,598	$54,476	1.11%
Spark New Zealand Limited	23,709	75,030	1.53
Interactive media & services
Auto Trader Group plc	7,086	58,497	1.20
Wireless telecommunication services
Tele2 AB Class B	9,421	142,406	2.91
		330,409
Consumer discretionary
Automobiles
Mazda Motor Corporation	13,100	96,293	1.97
Yamaha Motor Company Limited	2,800	62,758	1.28
Diversified consumer services
H&R Block Incorporated	2,370	61,715	1.26
Hotels, restaurants & leisure
Domino's Pizza Enterprises Limited	1,114	72,515	1.48
Domino's Pizza Incorporated	215	87,507	1.79
La Francaise des Jeux SA	3,140	124,572	2.55
Leovegas AB	12,939	51,919	1.06
McDonald's Holdings Company Japan Limited	2,500	103,964	2.13
Sodexho Alliance SA	797	64,857	1.33
Tabcorp Holdings Limited	14,889	59,319	1.21
Yum! Brands Incorporated	1,028	121,849	2.49
Textiles, apparel & luxury goods
Gildan Activewear Incorporated	2,800	105,021	2.15
		1,012,289
Consumer staples
Beverages
ITO EN Limited	2,500	122,715	2.51
Food & staples retailing
Carrefour SA	2,818	61,325	1.25
Empire Company Limited Class A	4,800	170,245	3.48
See accompanying consolidated notes to portfolio of investments

4  |  Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—March 31, 2022 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Food & staples retailing (continued)
Ingles Markets Incorporated Class A	612	$54,499	1.12%
J Sainsbury plc	30,630	101,379	2.07
SpartanNash Company	3,146	103,787	2.12
The Kroger Company	2,190	125,640	2.57
Food products
Archer Daniels Midland Company	681	61,467	1.26
Bunge Limited	1,842	204,112	4.17
The J.M. Smucker Company	376	50,914	1.04
Tyson Foods Incorporated Class A	1,010	90,526	1.85
Personal products
Pola Orbis Holdings Incorporated	10,600	138,023	2.82
		1,284,632
Energy
Oil, gas & consumable fuels
Galp Energia SGPS SA	4,483	56,677	1.16
Idemitsu Kosan Company Limited	2,600	71,670	1.46
		128,347
Financials
Banks
Shizuoka Bank Limited	9,900	69,483	1.42
Capital markets
IGM Financial Incorporated	1,700	60,064	1.23
SEI Investments Company	2,733	164,554	3.37
Tradeweb Markets Incorporated Class A	672	59,049	1.21
Diversified financial services
A-Mark Precious Metals Incorporated	1,376	106,420	2.18
Insurance
American Financial Group Incorporated	922	134,262	2.75
Medibank Private Limited	73,814	169,590	3.47
		763,422
Health care
Biotechnology
Catalyst Pharmaceuticals Incorporated	9,129	75,679	1.55
Eagle Pharmaceuticals Incorporated	1,370	67,801	1.39
Pharma Foods International Company Limited	4,200	67,429	1.38
Health care equipment & supplies
William Demant Holding	1,315	59,510	1.22
Health care providers & services
Cross Country Healthcare Incorporated	2,643	57,274	1.17
Molina Healthcare Incorporated	199	66,384	1.36
Life sciences tools & services
Bachem Holding AG Class B	171	94,109	1.92
Chemometec AS	452	54,905	1.12
Pharmaceuticals
Hikma Pharmaceuticals plc	2,628	70,898	1.45
Ipsen SA	1,387	173,617	3.55
Nippon Shinyaku Company Limited	1,800	122,382	2.50
Orion Oyj Class B	4,305	195,519	4.00
		1,105,507
See accompanying consolidated notes to portfolio of investments

Allspring Alternative Risk Premia Fund  |  5

Consolidated portfolio of investments—March 31, 2022 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Industrials
Aerospace & defense
Huntington Ingalls Industries Incorporated	891	$177,701	3.63%
Air freight & logistics
C.H. Robinson Worldwide Incorporated	760	81,860	1.68
Expeditors International of Washington Incorporated	607	62,618	1.28
Building products
A.O. Smith Corporation	939	59,993	1.23
Electrical equipment
Fuji Electric Holdings Company Limited	1,200	59,809	1.22
Industrial conglomerates
DCC plc	887	68,684	1.40
Machinery
Pentair plc	2,422	131,297	2.69
Professional services
Kforce Incorporated	668	49,412	1.01
Persol Holdings Company Limited	5,200	116,513	2.38
Randstad Holdings NV	1,352	81,329	1.66
Robert Half International Incorporated	1,495	170,699	3.49
Road & rail
AMERCO	242	144,459	2.95
J.B. Hunt Transport Services Incorporated	797	160,030	3.27
Knight-Swift Transportation Holdings Incorporated	2,606	131,499	2.69
Nippon Express Holdings Incorporated	1,300	89,311	1.83
Old Dominion Freight Line Incorporated	475	141,873	2.90
Schneider National Incorporated Class B	1,977	50,414	1.03
TFI International Incorporated	1,000	106,507	2.18
		1,884,008
Information technology
Communications equipment
Juniper Networks Incorporated	1,576	58,564	1.20
Electronic equipment, instruments & components
Arrow Electronics Incorporated	1,149	136,306	2.79
IT services
Bechtle AG	1,007	56,694	1.16
Broadridge Financial Solutions Incorporated	370	57,613	1.18
Gartner Incorporated	388	115,414	2.36
Jack Henry & Associates Incorporated	466	91,825	1.88
SCSK Corporation	4,000	68,402	1.40
The Western Union Company	6,050	113,377	2.32
Software
Bytes Technology Group plc	9,139	59,763	1.22
The Sage Group plc	11,309	103,621	2.12
TIS Incorporated	8,300	194,241	3.97
		1,055,820
Materials
Chemicals
Advansix Incorporated	1,055	53,900	1.10
Tosoh Corporation	3,400	50,250	1.03
Containers & packaging
Orora Limited	19,624	52,957	1.08
See accompanying consolidated notes to portfolio of investments

6  |  Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—March 31, 2022 (unaudited)

Reference asset	Shares	Value	% of swap basket value
Long positions (continued)
Metals & mining
Alpha Metallurgical Resource Incorporated	481	$63,473	1.30%
Deterra Royalties Limited	13,948	50,222	1.03
Nucor Corporation	388	57,676	1.18
Steel Dynamics Incorporated	1,855	154,763	3.16
		483,241
Real estate
Equity REITs
Extra Space Storage Incorporated	396	81,418	1.67
Iron Mountain Incorporated	2,954	163,681	3.35
Regency Centers Corporation	1,039	74,122	1.52
RioCan REIT	7,500	151,362	3.10
Real estate management & development
Daito Trust Construction Company Limited	1,200	127,373	2.61
FirstService Corporation	500	72,323	1.48
Leopalace21 Corporation	42,900	70,683	1.45
		740,962
Utilities
Electric utilities
CK Infrastructure Holdings Limited	15,500	103,615	2.12
NRG Energy Incorporated	2,171	83,280	1.70
Gas utilities
Enagás SA	3,085	68,506	1.40
UGI Corporation	2,919	105,726	2.16
Independent power & renewable electricity producers
Drax Group plc	5,408	55,614	1.14
Uniper SE	2,953	76,288	1.56
Multi-utilities
Canadian Utilities Limited Class A	2,800	85,827	1.75
NiSource Incorporated	2,197	69,865	1.43
		648,721

	Dividend yield
Preferred stocks
Materials
Chemicals
Fuchs Petrolub SE	3.27%	4,710	170,886	3.49
Short positions
Common stocks
Communication services
Entertainment
The Walt Disney Company		(653)	(89,565)	(1.83)
Interactive media & services
Adevinta ASA		(8,093)	(73,883)	(1.51)
Snap Incorporated Class A		(2,090)	(75,219)	(1.54)
Twitter Incorporated		(1,370)	(53,005)	(1.08)
Z Holdings Corporation		(21,000)	(90,785)	(1.86)
See accompanying consolidated notes to portfolio of investments

Allspring Alternative Risk Premia Fund  |  7

Consolidated portfolio of investments—March 31, 2022 (unaudited)

Reference asset	Shares	Value	% of swapbasket value
Short positions (continued)
Media
Comcast Corporation Class A	(1,282)	$(60,023)	(1.23)%
Wireless telecommunication services
T-Mobile USA Incorporated	(387)	(49,671)	(1.02)
		(492,151)
Consumer discretionary
Auto components
Luminar Technologies Incorporated	(4,586)	(71,679)	(1.46)
Automobiles
Rivian Automotive Incorporated Class A	(997)	(50,089)	(1.03)
Hotels, restaurants & leisure
Oriental Land Company Limited	(500)	(95,703)	(1.96)
Household durables
Sony Corporation	(1,400)	(144,026)	(2.95)
Internet & direct marketing retail
Prosus NV	(1,537)	(82,887)	(1.69)
Specialty retail
Fast Retailing Company Limited	(300)	(153,797)	(3.14)
Textiles, apparel & luxury goods
LVMH Moet Hennessy Louis Vuitton SE	(117)	(83,514)	(1.71)
		(681,695)
Consumer staples
Food & staples retailing
Aeon Company Limited	(8,000)	(170,580)	(3.49)
Ocado Group plc	(3,931)	(60,025)	(1.23)
Woolworths Group Limited	(1,902)	(52,809)	(1.08)
Food products
Nestle SA	(587)	(76,321)	(1.56)
		(359,735)
Energy
Oil, gas & consumable fuels
Gevo Incorporated	(11,836)	(55,392)	(1.13)
Neste Oyj	(1,313)	(59,864)	(1.22)
Nexgen Energy Limited	(9,800)	(55,501)	(1.13)
Pembina Pipeline Corporation	(1,900)	(71,386)	(1.46)
Uranium Energy Corporation	(12,124)	(55,649)	(1.14)
		(297,792)
Financials
Banks
The Commonwealth Bank of Australia	(744)	(58,592)	(1.20)
Capital markets
Brookfield Asset Management Incorporated Class A	(1,700)	(96,113)	(1.97)
Credit Suisse Group AG	(6,226)	(49,012)	(1.00)
Deutsche Boerse AG	(311)	(55,983)	(1.14)
London Stock Exchange Group PLC	(1,802)	(187,914)	(3.84)
Diversified financial services
Berkshire Hathaway Incorporated Class B	(274)	(96,697)	(1.98)
Insurance
AIA Group Limited	(12,200)	(127,391)	(2.60)
See accompanying consolidated notes to portfolio of investments

8  |  Allspring Alternative Risk Premia Fund

Consolidated portfolio of investments—March 31, 2022 (unaudited)

Reference asset	Shares	Value	% of swapbasket value
Short positions (continued)
Insurance (continued)
Allianz SE	(464)	$(110,807)	(2.27)%
Japan Post Holdings Company Limited	(18,300)	(134,400)	(2.75)
		(916,909)
Health care
Biotechnology
Argenx SE	(172)	(53,814)	(1.10)
Exact Sciences Corporations	(1,287)	(89,987)	(1.84)
Life sciences tools & services
Illumina Incorporated	(212)	(74,073)	(1.51)
Lonza Group AG	(72)	(52,171)	(1.07)
Pharmaceuticals
Arvinas Incorporated	(743)	(50,004)	(1.02)
		(320,049)
Industrials
Aerospace & defense
Safran SA	(570)	(67,109)	(1.37)
Virgin Galatic Holdings Incorporated	(5,799)	(57,294)	(1.17)
Building products
Daikin Industries Limited	(600)	(108,962)	(2.23)
Commercial services & supplies
Secom Company Limited	(1,300)	(94,044)	(1.92)
Construction & engineering
Vinci SA	(872)	(89,095)	(1.82)
Electrical equipment
Ballard Power Systems Incorporated	(5,900)	(68,668)	(1.40)
ITM Power plc	(11,191)	(51,534)	(1.05)
Plug Power Incorporated	(5,390)	(154,208)	(3.15)
Sunrun Incorporated	(3,372)	(102,408)	(2.09)
Machinery
FANUC Corporation	(500)	(87,755)	(1.80)
SMC Corporation	(100)	(55,899)	(1.14)
Professional services
Clarivate plc	(5,584)	(93,588)	(1.91)
Costar Group Incorporated	(2,087)	(139,015)	(2.84)
Experian plc	(1,848)	(71,195)	(1.46)
Road & rail
Uber Technologies Incorporated	(2,369)	(84,526)	(1.73)
		(1,325,300)
Information technology
Electronic equipment, instruments & components
Hexagon AB Series B	(6,367)	(89,207)	(1.82)
Keyence Corporation	(300)	(139,111)	(2.84)
Microvision Incorporated	(12,390)	(57,861)	(1.18)
Murata Manufacturing Company Limited	(800)	(52,698)	(1.08)
IT services
Fidelity National Information Service	(523)	(52,520)	(1.07)
Mastercard Incorporated Class A	(168)	(60,040)	(1.23)
Paypal Holdings Incorporated	(448)	(51,811)	(1.06)
Shopify Incorporated Class A	(100)	(67,629)	(1.38)
See accompanying consolidated notes to portfolio of investments

Allspring Alternative Risk Premia Fund  |  9

Consolidated portfolio of investments—March 31, 2022 (unaudited)

Reference asset	Shares	Value	% of swapbasket value
Short positions (continued)
IT services (continued)
Visa Incorporated Class A	(385)	$(85,381)	(1.75)%
WEX Incorporated	(283)	(50,501)	(1.03)
Semiconductors & semiconductor equipment
Enphase Energy Incorporated	(565)	(114,006)	(2.33)
Infineon Technologies AG	(3,445)	(116,544)	(2.38)
Intel Corporation	(1,222)	(60,562)	(1.24)
Marvell Technology Incorporated	(1,189)	(85,263)	(1.75)
Wolfspeed Incorporated	(609)	(69,341)	(1.42)
Software
Lightspeed Commerce Incorporated	(2,700)	(82,351)	(1.68)
ServiceNow Incorporated	(117)	(65,156)	(1.33)
Splunk Incorporated	(705)	(104,770)	(2.14)
		(1,404,752)
Materials
Chemicals
Air Products & Chemicals Incorporated	(221)	(55,230)	(1.13)
Linde plc	(308)	(98,384)	(2.01)
Nippon Paint Holdings Company Limited	(8,500)	(74,471)	(1.52)
PureCycle Technologies Incorporated	(7,548)	(60,384)	(1.23)
Shin-Etsu Chemical Company Limited	(600)	(91,160)	(1.86)
Metals & mining
Barrick Gold Corporation	(2,200)	(53,955)	(1.10)
First Quantum Minerals Limited	(1,800)	(62,316)	(1.28)
Ivanhoe Mines Limited Class A	(11,600)	(108,192)	(2.21)
Lithium Americas Corporation	(1,500)	(57,797)	(1.18)
		(661,889)
Real estate
Equity REITs
Equinix Incorporated REIT	(85)	(63,038)	(1.29)
Real estate management & development
Capitaland Investment Limited	(26,400)	(77,354)	(1.58)
Vonovia SE	(1,227)	(57,191)	(1.17)
Zillow Group Incorporated Class C	(1,503)	(74,083)	(1.52)
		(271,666)
Utilities
Gas utilities
APA Group Stapled Security	(6,704)	(53,282)	(1.09)
Independent power & renewable electricity producers
Brookfield Renewable Corporation Class A	(3,600)	(157,229)	(3.21)
		(210,511)

Abbreviations:
REIT	Real estate investment trust
See accompanying consolidated notes to portfolio of investments

10  |  Allspring Alternative Risk Premia Fund

Notes to consolidated portfolio of investments—March 31, 2022 (unaudited)

The Fund invests in direct or indirect investments in various derivatives, including commodity-linked derivatives, through Alt Risk Premia Special Investments (Cayman) Ltd. (the “Subsidiary”), a wholly owned subsidiary incorporated on October 2, 2018 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of March 31, 2022, the Subsidiary had $8,126,528 of investments in affiliates and cash at broker segregated for futures contacts representing 101.66% of its assets. As of March 31, 2022, the Fund held $7,993,693 in the Subsidiary, representing 14.90% of the Fund’s net assets prior to consolidation. The consolidated net assets of the Fund includes the Subsidiary. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On March 31, 2022, such fair value pricing was used in pricing certain foreign securities.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities

Allspring Alternative Risk Premia Fund  |  11

Notes to consolidated portfolio of investments—March 31, 2022 (unaudited)

resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and the Subsidiary and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund and the Subsidiary may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, commodity prices and foreign exchange rates and is subject to interest rate risk, equity price risk, commodity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the Subsidiary and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund and the Subsidiary since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contracts, the Fund and the Subsidiary are required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund and the Subsidiary fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s and the Subsidiary's payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter ("OTC") market (“OTC swaps”)or centrally cleared with a central clearinghouse.
The Fund entered into OTC swaps. For OTC swaps, any upfront premiums paid and any upfront fees received are amortized over the term of the contract. The daily fluctuations in market value are recorded as unrealized gains or losses on OTC swaps. Payments received or paid are recorded as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded as the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Total return basket swaps
The Fund may enter into total return basket swap contracts to obtain exposure to a custom basket of long and short securities without owning such securities. The Fund has the ability to trade in and out of the long and short positions within the swap and receives the economic benefits and risks equivalent to direct investments in these positions. Under the terms of the contract, the Fund and the counterparty exchange periodic payments based on the total return of reference assets within a basket for a specified interest rate. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. To the extent the total return of the reference assets exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty. Positions within the swap are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are

12  |  Allspring Alternative Risk Premia Fund

Notes to consolidated portfolio of investments—March 31, 2022 (unaudited)

available for cash settlement are recorded as realized gains or losses on swap contracts. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
The Fund is exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the reference securities in the basket. In addition to counterparty credit risk, the Fund is subject to liquidity risk if there is no market for the contracts and is exposed to the market risk associated with the reference securities in the basket.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inpouts (level 3)	Total
Assets
Investments in:
Short-term investments
Investment companies	$20,391,075	$0	$0	$20,391,075
U.S. Treasury securities	25,360,430	0	0	25,360,430
	45,751,505	0	0	45,751,505
Forward foreign currency contracts	0	641,628	0	641,628
Futures contracts	3,045,017	0	0	3,045,017
Total assets	$48,796,522	$641,628	$0	$49,438,150
Liabilitites
Swap contracts	$0	$145,017	$0	$145,017
Forward foreign currency contracts	0	808,979	0	808,979
Futures contracts	2,936,302	0	0	2,936,302
Total liabilities	$2,936,302	$953,996	$0	$3,890,298
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
As of March 31, 2022, $10,687,891 was segregated as cash collateral for open futures contracts. The Fund also had $260,000 segregated as cash collateral for open forward foreign currency contracts.
For the nine months ended March 31, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Alternative Risk Premia Fund  |  13